Related Party Transactions - Percentage Rent Payable Under the Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Hampton Inn TRS
Related Party Transaction [Line Items]
Annual Rent	$ 301,406	$ 269,020	$ 881,666	$ 813,356	$ 1,106,333
Hampton Inn TRS | Year 1, November, 2017 - October, 2018
Related Party Transaction [Line Items]
Annual Rent			$ 866,834
Percentage Rent			6.00%
Hampton Inn TRS | Years 1 - 3
Related Party Transaction [Line Items]
Annual Rent					$ 866,834
Percentage Rent					6.00%
Hampton Inn TRS | Years 2 - 3, November, 2018 ? October, 2020
Related Party Transaction [Line Items]
Annual Rent			$ 866,834
Percentage Rent			10.00%
Hampton Inn TRS | Years 4 - 5, November, 2020 ? October, 2022
Related Party Transaction [Line Items]
Annual Rent			$ 946,834		$ 946,834
Percentage Rent			10.00%		10.00%
Clemson Best Western Property
Related Party Transaction [Line Items]
Annual Rent	$ 11,305	$ 0	$ 11,305	$ 0
Clemson Best Western Property | Years 1 through 3, October, 2019 ? September, 2021
Related Party Transaction [Line Items]
Annual Rent			$ 787,188
Percentage Rent			16.00%
Clemson Best Western Property | Years 4 - 5, October, 2022 ? September, 2024
Related Party Transaction [Line Items]
Annual Rent			$ 847,188
Percentage Rent			16.00%